Related Party Transactions - Related Party Loans (Details) - CIK0001812667 CC Neuberger Principal Holdings II - USD ($)			3 Months Ended		8 Months Ended
	Aug. 04, 2020	May 19, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Related Party Transaction [Line Items]
Proceeds received from note payable to related party					$ 50,000
Borrowed loan amount	$ 267,000
Price of warrants (in dollars per share)	$ 1.00					$ 1.00
Loans convertible into warrants			$ 2,500,000			$ 2,500,000
Proceeds from working capital loan			240,000	$ 0
Proceeds from issuance of debt			240,000
Working capital loan			1,836,000
Working capital loan outstanding			0
Business combination related expenses
Related Party Transaction [Line Items]
Business combination related expenses			560,000
Working Capital Loans
Related Party Transaction [Line Items]
Proceeds received from note payable to related party	$ 0	$ 0
Proceeds from working capital loan			$ 800,000
Maximum
Related Party Transaction [Line Items]
Amount agreed to be loaned		$ 300,000